RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS - Employment agreements (Details) - Employment Contracts [Member]	1 Months Ended	12 Months Ended
	Nov. 30, 2021 USD ($) item	Dec. 31, 2021 Y	Mar. 31, 2018 USD ($)
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Number founders under employment agreement	2		2
Two Founders
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Combine salary and benefits			$ 996,000
Number of years of salary and bonus equivalent for termination | Y		2
Percentage of increase in base level compensation	10.00%
Annual target discretionary bonus (in percent)	45.00%
Amount of transaction bonus related to merger and private placement paid	$ 324,000
Chief Financial Officer
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Transaction bonus	$ 360,000